Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified								12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2012 Local currency borrowings INR	Mar. 31, 2011 Local currency borrowings INR	Mar. 31, 2012 Lower tier II capital INR	Mar. 31, 2011 Upper tier II capital INR
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital								36,500.0	11,050.0
Other long-term debt	$ 1,322.6	67,310.1	19,356.7	31,033.8	5,351.4	36,276.3	14,005.3